Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)
Goodwill
Balance at beginning of the year			¥ 300,382	¥ 1,577
Acquisition			161,326	¥ 298,802
Impairment charges	$ (47,875)	[1]	(310,124)		[1]		[1]
Foreign exchange			54	¥ 3
Balance at end of the year	$ 23,409		151,638	300,382		¥ 1,577
YY IVAS and others [Member]
Goodwill
Balance at beginning of the year			4,107	1,577
Acquisition			161,326	2,527
Impairment charges			(128,034)
Foreign exchange			54	3
Balance at end of the year			37,452	¥ 4,107		¥ 1,577
100 Education [Member]
Goodwill
Balance at beginning of the year			¥ 296,275
Acquisition				¥ 296,275
Impairment charges			¥ (182,090)
Foreign exchange
Balance at end of the year			¥ 114,186	¥ 296,275

[1]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2013 2014 2015 2015 RMB RMB RMB US$ (Note2(e)) Cost of revenues 9,860 18,037 23,963 3,699 Research and development expenses 39,587 54,141 70,951 10,953 Sales and marketing expenses 1,318 2,807 3,283 507 General and administrative expenses 66,331 59,647 87,175 13,458